Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Share-based compensation
Share-based compensation
FCA - Performance Share Units
In March 2017, FCA awarded a total of 2,264,000 Performance Share Units (“PSU”) to certain key employees under the framework equity incentive plan (Note 26, Equity). The PSU awards, which represent the right to receive FCA common shares, have financial performance goals that include a net income target as well as total shareholder return (“TSR”) target, with each weighted at 50 percent and settled independently of the other. Half of the award will vest based on our achievement of the targets for net income (“PSU NI awards”) covering a three-year period from 2016 to 2018 and will have a payout scale ranging from 0 percent to 100 percent. The remaining half of the PSU awards, (“PSU TSR awards”) are based on market conditions and have a payout scale ranging from 0 percent to 150 percent. The PSU TSR awards performance period covers a two-year period starting in December 2016 through 2018. Accordingly, the total number of shares that will eventually be issued may vary from the original award of 2.26 million units. The PSU awards will vest in the first quarter of 2019 if the respective performance goals for the years 2016 to 2018 are achieved. The PSU awards granted in June 2017 follow the same vesting conditions.
During the year ended December 31, 2015, FCA awarded a total of 14,713,100 PSU awards to certain key employees under the equity incentive plan. The PSU awards, which represent the right to receive FCA common shares, have financial performance goals covering a five-year period from 2014 to 2018. The performance goals include a net income target as well as a TSR target, with each weighted at 50 percent and settled independently of the other. The PSU NI awards, which represent half of the award, will vest based on our achievement of the targets for net income and will have a payout scale ranging from 0 percent to 100 percent. The PSU TSR awards, which represent the other 50 percent of the PSU awards, are based on market conditions and have a payout scale ranging from 0 percent to 150 percent. Accordingly, the total number of shares that will eventually be issued may vary from the original award of 14.7 million shares. One third of the total PSU awards vested in 2017 and a cumulative two-thirds of the total PSU awards will vest in the first quarter of 2018 with the achievement of the performance goal for the years 2014 to 2017. A cumulative 100 percent will vest in the first quarter of 2019 if the respective performance goals for the years 2014 to 2018 are achieved.
The vesting of the 2017 PSU NI awards and the 2015 PSU NI awards will be determined by comparing the Group's net profit excluding unusual items to the net income targets derived from the Group's business plan for the corresponding period. The performance period for the 2017 PSU NI awards commenced on January 1, 2016, and on January 1, 2014 for the 2015 PSU NI awards. As the performance period commenced substantially prior to the commencement of the service period, which coincides with the grant date, the Company determined that the net income target did not meet the definition of a performance condition under IFRS 2 - Share-based Payment, and therefore is required to be accounted for as a non-vesting condition. As such, the fair values of the PSU NI awards were calculated using a Monte Carlo simulation model.
Changes during 2017, 2016 and 2015 for the PSU NI awards under the framework equity incentive plan were as follows:

	2017		2016		2015
	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	11,379,445	€5.65	7,356,550	€8.78	—	€—
Anti-dilution adjustment	65,751	5.62	4,001,962	5.68	—	—
Granted	1,136,250	7.91	168,593	3.61	7,356,550	8.78
Vested	(3,758,870)	5.65	—	—	—	—
Canceled	—	—	(147,660)	5.83	—	—
Forfeited	(18,750)	7.91	—	—	—	—
Outstanding shares unvested at December 31	8,803,826	€5.89	11,379,445	€5.65	7,356,550	€8.78

The key assumptions utilized to calculate the grant-date fair values for the PSU NI awards are summarized below:

Key assumptions	2017 PSU NI Awards Range	2015 PSU NI Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	40%
Risk-free rate	(0.8)%	0.7%

The expected volatility was based on the observed historical volatility for common shares of FCA. The risk-free rate was based on the yields of government and treasury bonds with similar terms to the vesting date of each PSU NI award.
Changes during 2017, 2016 and 2015 for the PSU TSR awards under the framework equity incentive plan were as follows:

	2017		2016		2015
	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	11,379,446	€10.64	7,356,550	€16.52	—	€—
Anti-dilution adjustment	65,750	10.58	4,001,962	10.70	—	—
Granted	1,136,250	10.84	168,593	6.71	7,356,550	16.52
Vested	(3,758,869)	10.63	—	—	—	—
Canceled	—	—	(147,659)	10.84	—	—
Forfeited	(18,750)	10.84	—	—	—	—
Outstanding shares unvested at December 31	8,803,827	€10.58	11,379,446	€10.64	7,356,550	€16.52

The weighted average fair value of the PSU TSR awards granted during the year ended December 31, 2017 was calculated using a Monte Carlo simulation model. The key assumptions utilized to calculate the grant date fair values for the PSU TSR awards issued are summarized below:

Key assumptions	2017 PSU TSR Awards Range	2015 PSU TSR Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	44%	37% - 39%
Dividend yield	—%	—%
Risk-free rate	0.8%	0.7% - 0.8%

The expected volatility was based on the observed historical volatility for common shares of FCA. The risk-free rate was based on the yields of government and treasury bonds with similar terms to the vesting date of each PSU TSR award. In addition, since the volatility of each member of the defined peer group are not wholly independent of one another, a correlation coefficient was developed based on historical share price changes for FCA and the defined peer group over a three-year period leading up to the grant date of the awards.
FCA - Restricted Share Units
In March 2017, FCA awarded 2,264,000 Restricted Share Units (“RSUs”) to certain key employees of the Company which represent the right to receive FCA common shares. These shares will vest in two equal tranches in the first quarter of 2018 and 2019. The fair values of the awards were measured using the FCA stock price on the grant date. The RSU awards granted in June and September 2017 follow the same vesting conditions.
During the year ended December 31, 2015, FCA awarded 5,196,550 RSUs to certain key employees of the Company, which represent the right to receive FCA common shares. One third of the awards vested in February of 2017 with the remaining two tranches to vest equally in February of 2018 and 2019.
Changes during 2017, 2016 and 2015 for the RSU awards under the framework equity incentive plan were as follows:

	2017		2016		2015
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	7,969,623	€8.69	5,196,550	€13.49	—	€—
Anti-dilution adjustment	46,189	8.64	2,826,922	8.74	—	—
Granted	2,293,940	10.43	94,222	5.73	6,816,550	13.90
Vested	(2,671,939)	8.64	—	—	(1,620,000)	15.21
Canceled	—	—	(148,071)	9.25	—	—
Forfeited	(37,500)	10.39	—	—	—	—
Outstanding shares unvested at December 31	7,600,313	€9.17	7,969,623	€8.69	5,196,550	€13.49

Anti-dilution adjustments - PSU awards and RSU awards
The documents governing FCA's long-term incentive plans contain anti-dilution provisions which provide for an adjustment to the number of awards granted under the plans in order to preserve, or alternatively, prevent the enlargement of the benefits intended to be made available to the recipients of the awards should an event occur that impacts our capital structure. In January 2017, as a result of the distribution of the Company's 16.7 percent ownership interest in RCS Media Group S.p.A. to holders of its common shares on May 1, 2016, the Compensation Committee of FCA approved a conversion factor of 1.005865 that was applied to outstanding PSU awards and RSU awards issued prior to December 31, 2016 to make equity award holders whole for the resulting diminution in the value of an FCA common share. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
Similarly, in January 2016, as a result of the spin-off of Ferrari N.V., a conversion factor of 1.5440 was approved by FCA's Compensation Committee and applied to outstanding PSU awards and RSU awards as an equitable adjustment to make equity award holders whole for the resulting diminution in the value of an FCA share. For the PSU NI awards, FCA's Compensation Committee also approved an adjustment to the net income targets for the years 2016-2018 to account for the net income of Ferrari in order to preserve the economic benefit intended to be provided to each participant. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
The following table reflects the changes resulting from the anti-dilution adjustments:

	2017 Anti-dilution adjustment	2016 Anti-dilution adjustment
PSU Awards:
Number of awards - as adjusted	22,890,392	22,717,024
Key assumptions - as adjusted: Grant date stock price - for PSU NI and PSU TSR	€8.66 - €9.79	€8.71 - €9.85
RSU Awards:
Number of awards - as adjusted	8,015,812	8,023,472

Total expense for the PSU awards and RSU awards of approximately €85 million, €96 million and €54 million was recorded for the years ended December 31, 2017, 2016 and 2015, respectively. At December 31, 2017, the Group had unrecognized compensation expense related to the non-vested PSU awards and RSU awards of approximately €47 million based on current forfeiture assumptions, which will be recognized over a weighted-average period of 1.0 years.
Chief Executive Officer - Special Recognition Award
On April 16, 2015, shareholders of FCA approved a grant of 1,620,000 common shares to the Chief Executive Officer, which vested immediately. This grant was for recognition of the Chief Executive Officer's vision and guidance in the formation of Fiat Chrysler Automobiles N.V., which created significant value for the Company, its shareholders, stakeholders and employees. The weighted-average fair value of the shares at the grant date was €15.21 (U.S.$16.29), measured using FCA's share price on the grant date. A one-time charge of €24.6 million was recorded within Selling, general and other costs during the year ended December 31, 2015 related to this grant.
Stock grant plans linked to Fiat shares
On April 4, 2012, the shareholders resolved to approve the adoption of a Long Term Incentive Plan (the “Retention LTI Plan”), in the form of stock grants. As a result, the Group granted the Chief Executive Officer 7,000,000 rights, which represented an equal number of common shares. One third of the rights vested on February 22, 2013, one third vested on February 22, 2014 and one third vested on February 22, 2015, which had been subject to the requirement that the Chief Executive Officer remain in office. The Plan was serviced in 2015 through the issuance of new common shares. Compensation expense for the Retention LTI Plan for the year ended December 31, 2015 was not material.
Share-based compensation plans issued by FCA US
On May 7, 2015, the FCA US Board of Directors approved an amendment to the FCA US Directors’ Restricted Stock Unit Plan (“FCA US Directors’ RSU Plan”), freezing the restricted stock unit value as of December 31, 2015. At December 31, 2017 and 2016, FCA US had no outstanding unvested units under the FCA US Directors’ RSU Plan.
In February 2012, the Compensation Committee of FCA US approved the Long-Term Incentive Plan (“2012 LTIP Plan”) that covered senior executives of FCA US (other than the Chief Executive Officer). At December 31, 2017 and 2016, FCA US had no outstanding unvested units under the 2012 LTIP Plan.
No compensation expense was recognized for either plan for the year ended December 31, 2017. Compensation expense for the years ended December 31, 2016 and 2015 was not material.